CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 1,080	$ 1,402	$ 1,226
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(68)	(104)	(15)
Net impairment loss recognized in earnings	12	131
Depreciation	90	84	100
Gain on sale of other real estate owned	(101)
Investment securities gains	(46)	(4)
Amortization of discounts, premiums, and deferred loan fees, net	2,861	1,106	932
Deferred income taxes	252	251	269
Decrease (increase) in accrued interest receivable	250	(432)	1,241
Decrease in accrued interest payable	(47)	(65)	(515)
Decrease in deferred director compensation payable	(29)	(30)	(368)
Decrease in prepaid federal deposit insurance	163	293	399
Other, net	(311)	(684)	45
Net cash provided by operating activities	4,106	1,948	3,314
Available-for-sale:
Purchase of investment securities	(52,876)	(63,416)	(10,416)
Proceeds from repayments of investment securities	21,057	6,389	9,340
Proceeds from repayments of mortgage-backed securities			2,018
Proceeds from sales of investment securities	6,825	2,102
Held-to-maturity:
Purchase of investment securities	(9,994)	(101,666)	(61,189)
Purchase of mortgage-backed securities	(135,304)	(57,386)	(17,757)
Proceeds from repayments of investment securities	65,606	107,633	125,108
Proceeds from repayments of mortgage-backed securities	75,989	49,456	62,941
Proceeds from sales of investment securities	337
Purchase of bank owned life insurance	(2,000)
Purchase of certificates of deposit	(250)	(947)	(3,817)
Maturities/redemptions of certificates of deposit	497	3,766	8,747
Net decrease in net loans receivable	7,951	10,729	6,114
Purchase of Federal Home Loan Bank Stock	(998)
Redemption of Federal Home Loan Bank stock	2,911	1,729	1,551
Acquisition of premises and equipment	(121)	(79)	(9)
Sale of other real estate owned	225
Capital improvements to other real estate owned	(5)
Net cash (used for) provided by investing activities	(20,150)	(41,690)	122,631
FINANCING ACTIVITIES
Net decrease in deposits	(1,649)	(1,593)	(58,156)
Net decrease in other short-term borrowings			(12,510)
Repayments of Federal Home Loan Bank long-term advances		(5,000)	(87,000)
Net increase in Federal Home Loan Bank short-term advances	17,442	47,211	32,059
Cash dividends paid	(328)	(330)	(576)
Net cash provided by (used for) financing activities	15,465	40,288	(126,183)
Increase (decrease) in cash and cash equivalents	(579)	546	(238)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,506	1,960	2,198
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,927	2,506	1,960
Cash paid during the year for:
Interest	1,454	1,609	4,735
Taxes	578	782	212
Non-cash items:
Due to Federal Reserve Bank			733
Mortgage loans transferred to other real estate owned		182	235
Educational Improvement Tax Credits	107	98
Neighborhood Assistance Act Tax Credit		1
Loan to facilitate sale of real estate owned		364
Commitment to purchase investment securities available for sale		$ 2,782